Note 4 - Accumulated Other Comprehensive Income (Loss) - Reclassified Out of Accumulated other Comprehensive Loss (Details) - USD ($)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Unrealized losses on investment securities available for sale			$ (4,000)
Income taxes		(1,292,000)	(950,000)
Net of tax		3,245,000	2,477,000
Reclassification out of Accumulated Other Comprehensive Income [Member] | AOCI, Accumulated Gain (Loss), Debt Securities, Available-for-sale, Parent [Member]
Unrealized losses on investment securities available for sale	[1]		(4,000)
Income taxes	[1]		1,000
Net of tax	[1]		$ (3,000)

[1]	Amounts in parentheses indicate debits.